Background - Initial Public Offering (Details) $ / shares in Units, $ in Thousands				1 Months Ended	5 Months Ended	9 Months Ended
	Oct. 26, 2020 USD ($) $ / shares shares	Jul. 08, 2020 shares	Jul. 07, 2020 USD ($) $ / shares shares	Mar. 31, 2020	Nov. 30, 2020 shares	Nov. 30, 2020 USD ($) shares	Feb. 29, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares							$ 22.00
Shares issued on conversion of convertible preferred stock | shares		29,479,521			29,479,521	29,479,521	29,479,483
Number of additional shares issued | shares		1,401,836	1,401,836		1,401,836
Stock split ratio				0.20
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares			11,526,134
Share Price | $ / shares			$ 22.00
Proceeds from issuance of common stock			$ 231,228
Offering Costs			$ 4,596
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares	750,000		1,503,408
FollowOnPublicOfferingMember
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares	5,750,000
Share Price | $ / shares	$ 38.50
Proceeds from issuance of common stock	$ 208,046
Underwriting discounts and commissions	12,729
Offering Costs	$ 600
FollowOnPublicOfferingMember | Prepaid Expenses and Other Current Assets [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Costs						$ 532